New Accounting Pronouncements	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements

(2) New Accounting Pronouncements

Revenue Recognition

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-09, “Revenue from Contracts with Customers (Topic 606)”, which outlines a single comprehensive model for use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The ASU is based on the principle that an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to fulfill a contract.

In August 2015, the FASB issued ASU 2015-14, “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date,” deferring the effective date for ASU 2014-09 to fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. In addition to the FASB’s deferral decision, FASB provided reporting entities with an option to adopt ASU 2014-09 for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016, the original effective date. The Company plans to adopt ASU 2014-09 according to the original effective date. Reporting entities also have the option of using either a full retrospective or a modified retrospective approach for the adoption of the new standard. The Company initiated a steering committee and project team to evaluate the impact of this standard, update any policies and procedures that may be affected and implement the new revenue recognition guidance. At this time, the Company cannot determine the impact this standard will have on its consolidated financial statements.

Consolidation—Variable Interest Entities

In February 2015, the FASB issued ASU 2015-02, “Consolidation (Topic 810): Amendments to the Consolidation Analysis.” ASU 2015-02 affects how a reporting entity determines if it has a variable interest in the legal entity being evaluated for consolidation. Specifically, this amendment eliminates three of the six criteria used for determining whether fees paid by a legal entity to a decision maker represent a variable interest entity. As a result, certain fees paid by legal entities to decision makers that required consolidation of the legal entities may no longer require consolidation under ASU 2015-02.

ASU 2015-02 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. Currently, the Company does not have any fee arrangements described under this new amendment with any legal entities. As such, the Company does not expect this guidance to have a material impact on our results of operations or financial position.

Debt Issuance Costs

In April 2015, the FASB issued ASU 2015-03, “Interest-Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs.” ASU 2015-03 requires debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the debt liability, consistent with the presentation of a debt discount. This new guidance affects only the presentation of debt issuance costs and not the recognition and measurement of debt issuance costs. ASU 2015-03 is to be applied on a retrospective basis, wherein the balance sheet of each individual period presented should be adjusted to reflect the period-specific effects of applying the new guidance.

In August 2015, the FASB issued ASU 2015-15, “Interest-Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangement.” In accordance with the SEC Staff Announcement at the June 18, 2015 Emerging Issues Task Force (EITF) meeting about debt issuance costs, ASU 2015-15 amended the accounting guidance updated by ASU 2015-03 to allow reporting entities the option to defer and present debt issuance costs related to line-of-credit arrangements as an asset and subsequently amortize the deferred debt issuance costs ratably over the term of the line-of-credit arrangement.

ASU 2015-03 and ASU 2015-15 are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the amendments is permitted for financial statements that have not been previously issued. The Company plans to adopt the amendments during the first quarter of fiscal year 2016. The amount of unamortized debt issuance costs as of September 30, 2015 and December 31, 2014 totaled $39.6 million and $35.7 million, respectively.

Internal-Use Software

In April 2015, the FASB issued ASU 2015-05, “Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement.” ASU 2015-05 requires a customer in a cloud computing arrangement to follow internal-use software guidance if both of the following criteria are met: the customer has the contractual right to take possession of the software at any time during the cloud computing arrangement and can feasibly run the software on its own hardware. If the customer does not meet both criteria, the cloud computing arrangement is considered a service contract and separate accounting for a license would not be permitted.

ASU 2015-05 is effective for annual reporting periods, including interim periods within those annual reporting periods, beginning after December 15, 2015. Early adoption is permitted. The Company plans to adopt ASU 2015-05 during the first quarter of fiscal year 2016 and is in the process of evaluating the potential impacts, if any, of this new guidance on its financial statements.

Fair Value Measurement

In May 2015, the FASB issued ASU 2015-07, “Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent),” which removes the requirement to categorize within the fair value hierarchy all investments for which their fair value is measured using the net asset value per share practical expedient. This ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Instead, those disclosures will be limited to investments for which the Company has elected to measure the fair value using that practical expedient.

ASU 2015-07 is effective for annual reporting periods, and interim periods within those reporting periods, beginning after December 15, 2015 and requires reporting entities to apply this ASU retrospectively to all periods presented. Early adoption is permitted. The Company plans to adopt ASU 2015-07 during the first quarter of fiscal year 2016. At this time, the Company cannot determine the impact this standard will have on its consolidated financial statements.

Inventory

In July 2015, the FASB issued ASU 2015-11, “Inventory (Topic 330): Simplifying the Measurement of Inventory.” ASU 2015-11 requires inventory within scope of this Topic 330 to be measured at the lower of cost and net realizable value. This amendment does not apply to inventory that is measured using last-in, first-out (LIFO) or the retail inventory method. This amendment applies to all other inventory, including inventory measured using first-in, first-out (FIFO) or average cost.

The new accounting guidance is effective for annual reporting periods, and interim periods within those annual reporting periods, beginning after December 15, 2016 with early adoption permitted. At this time, the Company cannot determine the impact this standard will have on its consolidated financial statements. The Company plans to adopt ASU 2015-11 during the first quarter of fiscal year 2017.

Retirement Benefits

In July 2015, the FASB issued ASU 2015-12, “Plan Accounting: Defined Benefit Pension Plans (Topic 960), Defined Contribution Pension Plans (Topic 962), and Health and Welfare Benefit Plans (Topic 965).” ASU 2015-12 is made up of three parts: Part I, Fully Benefit-Responsive Investment Contracts (Part I); Part II, Plan Investment Disclosures (Part II); and Part III, Measurement Date Practical Expedient (Part III).

Part I requires fully benefit-responsive contracts to be measured, presented and disclosed only at contract value. Part II requires both participant-directed and nonparticipant-directed investments of employee benefit plans be grouped only by general type, and removes the requirement to include the disclosure of (i) the investment strategy of an investment measured using the net asset value per share practical expedient and is part of a fund that files a U.S. Department of Labor Form 5500; and (ii) the net appreciation or depreciation for investments by general type. Part III provides entities that have a fiscal year-end that does not coincide with a month-end a practical expedient to permit plans to measure investments and investment-related accounts as of a month-end date that is closest to the plan’s fiscal year-end.

All three parts are effective for fiscal years beginning after December 15, 2015, and early adoption is permitted for each part. Parts I and II must be applied retrospectively for all financial statements presented. The amendments in Part III must be applied prospectively. The Company plans to adopt ASU 2015-12 during the first quarter of fiscal year 2016 and is in the process of evaluating the potential impacts, if any, of this new guidance on its financial statements.

Derivatives and Hedging

In August 2015, the FASB Issues ASU 2015-13, “Derivatives and Hedging (Topic 815): Application of the Normal Purchases and Normal Sales Scope Exception to Certain Electricity Contracts within Nodal Energy Markets.” ASU 2015-13 allows certain reporting entities that enter into derivative contracts for the purchase or sale of electricity on a forward basis and arrange for transmission through a nodal energy market, to designate those contracts as normal purchase or normal sale contracts, if the physical delivery criterion is met. This designation removes the Accounting Standards Codification (ASC) Topic 815, Derivatives and Hedging, requirement to measure those derivative contracts at fair value.

This amendment was effective upon issuance, and if elected, the guidance must be applied prospectively. The Company does not expect this guidance to have a material impact on our results of operations or financial position.

(2) New Accounting Pronouncements

Income Statement

In May 2014, the FASB issued Accounting Standards Update (ASU) No. 2014-09, “Revenue from Contracts with Customers (Topic 606)”, that outlines a single comprehensive model for use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The ASU is based on the principle that an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to fulfill a contract.

ASU 2014-09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016. Early adoption of the ASU is not permitted. Entities have the option of using either a full retrospective or a modified retrospective approach for the adoption of the new standard. The Company initiated a steering committee and project team to evaluate the impact of this standard, update any policies and procedures that may be affected and implement the new revenue recognition guidance. At this time, the Company cannot determine the impact this standard will have on its consolidated financial statements.

Extraordinary and Unusual Items

In January 2015, the FASB issued ASU 2015-01, “Income Statement—Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items.” As part of FASB’s initiative to reduce complexity in accounting standards, it issued ASU 2015-01, which eliminates from GAAP the concept of extraordinary items. Currently, Subtopic 225-20 requires an entity to separately classify, present and disclose extraordinary events and transactions. ASU 2015-01 will align GAAP income statement presentation guidance with International Accounting Standards 1, Presentation of Financial Statements, which prohibits the presentation and disclosure of extraordinary items.

ASU 2015-01 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. The Company is permitted to apply amendments prospectively or retrospectively to all prior periods presented in the financial statements. Early adoption is permitted, provided that the guidance is applied from the beginning of the fiscal year of adoption. At this time, the Company doesn’t expect this standard to have a material effect on the Company’s financial position or results of operations.